HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 100.3%
	AEROSPACE & DEFENSE - 3.5%
321	ATI, Inc.(a)	$49,903
69	Curtiss-Wright Corporation	49,694
155	General Dynamics Corporation	53,367
354	National Presto Industries, Inc.	49,503
84	Northrop Grumman Corporation	48,676
547	Textron, Inc.	52,490
		303,633
	APPAREL & TEXTILE PRODUCTS - 1.2%
2,316	Levi Strauss & Company, Class A	51,600
356	Tapestry, Inc.	51,635
		103,235
	ASSET MANAGEMENT - 2.6%
1,053	Acadian Asset Management, Inc.	70,920
2,629	Franklin Resources, Inc.	78,791
894	Voya Financial, Inc.	73,272
		222,983
	AUTOMOTIVE - 0.6%
664	General Motors Company	51,055

	BANKING - 5.7%
954	1st Source Corporation	70,148
2,766	Alerus Financial Corporation	74,515
1,746	Amalgamated Financial Corporation	71,376
549	Citigroup, Inc.	70,261
2,696	Eagle Bancorp, Inc.	69,692
2,370	Hanmi Financial Corporation	70,887
1,245	US Bancorp	70,542
		497,421
	BIOTECH & PHARMA - 3.8%
736	ACADIA Pharmaceuticals, Inc.(a)	16,523
52	Alnylam Pharmaceuticals, Inc.(a)	16,093
3,826	Arbutus Biopharma Corporation(a)	16,069
712	Bicara Therapeutics, Inc.(a)	15,365
480	Capricor Therapeutics, Inc.(a)	16,118

1

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	BIOTECH & PHARMA - 3.8% (Continued)
639	Damora Therapeutics, Inc.(a)	$16,397
245	Halozyme Therapeutics, Inc.(a)	15,597
229	Jazz Pharmaceuticals PLC(a)	46,493
688	Lyell Immunopharma, Inc.(a)	13,574
4,645	Recursion Pharmaceuticals, Inc., Class A(a)	16,072
466	Sutro Biopharma, Inc.(a)	17,065
571	Tectonic Therapeutic, Inc.(a)	15,971
29	United Therapeutics Corporation(a)	16,569
669	UroGen Pharma Ltd.(a)	15,942
38	Vertex Pharmaceuticals, Inc.(a)	16,240
1,571	Vir Biotechnology, Inc.(a)	16,048
394	Zoetis, Inc.	45,298
		331,434
	CABLE & SATELLITE - 0.9%
3,012	Sirius XM Holdings, Inc.	81,143

	CHEMICALS - 2.5%
1,864	AdvanSix, Inc.	45,966
1,770	Chemours Company (The)	47,701
923	DuPont de Nemours, Inc.	42,144
678	HB Fuller Company	41,033
127	Sherwin-Williams Company (The)	40,844
		217,688
	COMMERCIAL SUPPORT SERVICES - 1.1%
2,252	AMN Healthcare Services, Inc.(a)	46,098
553	UL Solutions, Inc., Class A	50,041
		96,139
	CONSUMER SERVICES - 0.6%
930	American Public Education, Inc.(a)	54,080

	DATA CENTER REIT - 0.6%
47	Equinix, Inc.	50,893

2

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.5%
51	Parker-Hannifin Corporation	$46,380

	E-COMMERCE DISCRETIONARY - 1.2%
821	Etsy, Inc.(a)	52,823
3,231	Figs, Inc., Class A(a)	48,336
		101,159
	ELECTRIC UTILITIES - 1.5%
366	Alliant Energy Corporation	26,875
646	Avista Corporation	26,551
179	IDACORP, Inc.	26,445
1,583	PG&E Corporation	26,309
518	Portland General Electric Company	26,900
		133,080
	ELECTRICAL EQUIPMENT - 1.7%
806	Atmus Filtration Technologies, Inc.	51,101
347	nVent Electric PLC	49,586
622	Otis Worldwide Corporation	48,441
		149,128
	ENGINEERING & CONSTRUCTION - 1.1%
746	Exponent, Inc.	49,900
2,622	Mistras Group, Inc.(a)	49,503
		99,403
	ENTERTAINMENT CONTENT - 1.0%
8,315	Reservoir Media, Inc.(a)	83,649

	FOOD - 1.6%
4,122	BellRing Brands, Inc.(a)	73,371
1,576	Tootsie Roll Industries, Inc.	66,539
		139,910
	GAS & WATER UTILITIES - 0.6%
1,214	MDU Resources Group, Inc.	27,352
490	Middlesex Water Company	24,931
		52,283

3

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.3%
1,672	Acadia Healthcare Company, Inc.(a)	$43,296
3,589	AdaptHealth Corporation(a)	47,052
1,112	Centene Corporation(a)	59,704
272	Charles River Laboratories International, Inc.(a)	45,416
132	Elevance Health, Inc.	49,687
690	GeneDx Holdings Corporation(a)	43,394
		288,549
	HEALTH CARE REIT - 0.6%
625	Ventas, Inc.	54,913

	HOME & OFFICE PRODUCTS - 0.5%
2,853	MillerKnoll, Inc.	45,876

	HOME CONSTRUCTION - 1.1%
1,769	Interface, Inc.	49,320
810	Taylor Morrison Home Corporation(a)	49,199
		98,519
	HOTEL REIT - 0.6%
6,520	RLJ Lodging Trust	53,725

	HOUSEHOLD PRODUCTS - 0.8%
688	Clorox Company (The)	66,351

	INDUSTRIAL REIT - 0.6%
1,426	Rexford Industrial Realty, Inc.	51,179

	INDUSTRIAL SUPPORT SERVICES - 1.2%
1,465	Global Industrial Company	48,506
505	MSC Industrial Direct Company, Inc., Class A	51,647
		100,153
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
810	Nasdaq, Inc.	74,447

4

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	INSURANCE - 6.5%
2,267	AMERISAFE, Inc.	$68,690
1,670	Employers Holdings, Inc.	70,340
1,524	Horace Mann Educators Corporation	69,251
622	Jackson Financial, Inc.	72,009
1,934	Lincoln National Corporation	73,125
727	Principal Financial Group, Inc.	73,361
344	Progressive Corporation (The)	69,240
2,627	Trupanion, Inc.(a)	63,022
		559,038
	INTERNET MEDIA & SERVICES - 1.2%
208	Expedia Group, Inc.	51,661
4,717	Upwork, Inc.(a)	48,821
		100,482
	LEISURE FACILITIES & SERVICES - 2.5%
1,763	Cracker Barrel Old Country Store, Inc.	55,217
955	Dutch Bros, Inc.(a)	54,922
2,829	Lindblad Expeditions Holdings, Inc.(a)	52,421
753	Planet Fitness, Inc., Class A(a)	50,203
		212,763
	MACHINERY - 1.2%
424	Federal Signal Corporation	52,208
557	Veralto Corporation	49,127
		101,335
	MEDICAL EQUIPMENT & DEVICES - 2.7%
2,170	Ceribell, Inc.(a)	43,747
237	Insulet Corporation(a)	40,797
256	Masimo Corporation(a)	45,678
666	Merit Medical Systems, Inc.(a)	45,408
3,410	SI-BONE, Inc.(a)	42,250
277	Twist Bioscience Corporation(a)	16,191
		234,071
	METALS & MINING - 2.1%
697	Freeport-McMoRan, Inc.	40,273
386	Newmont Corporation	42,881

5

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	METALS & MINING - 2.1% (Continued)
6,717	SunCoke Energy, Inc.	$45,810
1,854	USA Rare Earth, Inc.(a)	48,148
		177,112
	OFFICE REIT - 0.6%
1,648	Kilroy Realty Corporation	54,812

	OIL & GAS PRODUCERS - 5.1%
3,740	Kinder Morgan, Inc.	122,934
536	Marathon Petroleum Corporation	133,083
98	Murphy USA, Inc.	57,624
2,052	Occidental Petroleum Corporation	124,310
		437,951
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
1,709	Solaris Energy Infrastructure, Inc.	126,193

	PUBLISHING & BROADCASTING - 1.0%
1,048	New York Times Company (The), Class A	82,823

	REAL ESTATE SERVICES - 0.6%
3,630	Cushman & Wakefield Ltd.(a)	50,965

	RENEWABLE ENERGY - 0.5%
3,814	Sunrun, Inc.(a)	48,552

	RESIDENTIAL REIT - 1.8%
787	Centerspace	53,728
817	Equity LifeStyle Properties, Inc.	51,708
204	Essex Property Trust, Inc.	53,695
		159,131
	RETAIL - CONSUMER STAPLES - 1.4%
3,985	Albertsons Companies, Inc., Class A	67,147
219	Five Below, Inc.(a)	51,610
		118,757

6

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	RETAIL - DISCRETIONARY - 5.3%
584	Abercrombie & Fitch Company, Class A(a)	$49,844
847	Best Buy Company, Inc.	51,235
232	Dick's Sporting Goods, Inc.	52,645
1,451	La-Z-Boy, Inc.	50,408
3,569	Sally Beauty Holdings, Inc.(a)	50,608
93	Ulta Beauty, Inc.(a)	49,986
1,610	Valvoline, Inc.(a)	53,501
998	Victoria's Secret & Company(a)	51,726
271	Williams-Sonoma, Inc.	49,108
		459,061
	RETAIL REIT - 0.6%
642	Regency Centers Corporation	49,980

	SEMICONDUCTORS - 2.1%
272	Advanced Micro Devices, Inc.(a)	96,421
1,141	Power Integrations, Inc.	82,962
		179,383
	SOFTWARE - 5.4%
2,650	BioAge Labs, Inc.(a)	44,653
1,540	Clear Secure, Inc., Class A	82,221
385	HubSpot, Inc.(a)	85,378
1,891	Life360, Inc.(a)	81,483
13,444	PagerDuty, Inc.(a)	89,402
1,586	Workiva, Inc.(a)	84,819
		467,956

	STEEL - 0.5%
125	Reliance, Inc.	45,313

	TECHNOLOGY HARDWARE - 3.9%
480	Arista Networks, Inc.(a)	82,901
2,727	Clearfield, Inc.(a)	78,783

7

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	TECHNOLOGY HARDWARE - 3.9% (Continued)
954	Flex Ltd.(a)	$87,339
4,621	NextNav, Inc.(a)	85,627
		334,650
	TECHNOLOGY SERVICES – 6.1%
464	Accenture PLC, Class A	82,922
249	Automatic Data Processing, Inc.	52,773
607	CDW Corp	83,105
1,540	Fidelity National Information Services, Inc.	71,656
954	Parsons Corporation(a)	48,091
161	S&P Global, Inc.	69,428
2,817	Spire Global, Inc.(a)	50,227
456	WEX, Inc.(a)	68,550
		526,752
	TELECOMMUNICATIONS - 1.0%
9,358	Lumen Technologies, Inc.(a)	82,725

	TRANSPORTATION & LOGISTICS - 3.1%
1,546	International Seaways, Inc.	128,242
195	JB Hunt Transport Services, Inc.	49,048
9,415	JetBlue Airways Corporation(a)	43,827
459	United Parcel Service, Inc., Class B	49,939
		271,056
	TRANSPORTATION EQUIPMENT - 1.7%
76	Cummins, Inc.	50,997
997	Greenbrier Companies, Inc. (The)	48,973
1,564	Trinity Industries, Inc.	51,001
		150,971

	TOTAL COMMON STOCKS (Cost $7,924,648)	8,680,240

8

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	RIGHTS — 0.0%
	MEDICAL EQUIPMENT & DEVICES - 0.0%
71	Blueprint Medicines Corporation - CVR	$–

	TOTAL RIGHTS (Cost $–)	–

	TOTAL INVESTMENTS - 100.3% (Cost $7,924,648)	$8,680,240
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(24,870)
	NET ASSETS - 100.0%	$8,655,370

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

9